RELATED PARTY TRANSACTIONS (Related Party Transactions) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Ctrip.com International, Ltd. [Member]
Related Party Transaction [Line Items]
Fees paid	38,710	35,932	17,661
JianGuo Inns [Member]
Related Party Transaction [Line Items]
Fees paid	1,800	2,050	2,800